Accumulated other comprehensive income (Details) - CAD ($) $ in Thousands	Sep. 30, 2023	Sep. 30, 2022
Items that will be reclassified subsequently to net earnings:
Net unrealized gains on translating financial statements of foreign operations, net of accumulated income tax expense of $44,867 ($45,419 as at September 30, 2022)	$ 534,321	$ 291,532
Net losses on cross-currency swaps and on translating long-term debt designated as hedges of net investments in foreign operations, net of accumulated income tax recovery of $49,991 ($43,936 as at September 30, 2022)	(325,649)	(271,690)
Deferred gains of hedging on cross-currency swaps, net of accumulated income tax expense of $1,754 ($4,664 as at September 30, 2022)	13,541	28,274
Net unrealized gains on cash flow hedges, net of accumulated income tax expense of $3,953 ($10,398 as at September 30, 2022)	11,524	30,274
Net unrealized losses on financial assets at fair value through other comprehensive income, net of accumulated income tax recovery of $1,189 (net of accumulated income tax expense of $1,367 as at September 30, 2022)	(3,412)	(4,072)
Items that will be reclassified subsequently to net earnings, tax portion:
Net unrealized gains on translating financial statements of foreign operations, accumulated income tax expense (recovery)	44,867	45,419
Net losses on cross-currency swaps and on translating long-term debt designated as hedges of net investments in foreign operations, accumulated income tax recovery	49,991	43,936
Deferred gains of hedging on cross-currency swaps, accumulated income tax expense (recovery)	1,754	4,664
Net unrealized gains on cash flow hedges, accumulated income tax expense (recovery)	3,953	10,398
Net unrealized (losses) gains on financial assets at fair value through other comprehensive income, accumulated income tax (recovery) expense	(1,189)	1,367
Items that will not be reclassified subsequently to net earnings:
Net remeasurement losses on defined benefit plans, net of accumulated income tax recovery of $25,173 ($12,095 as at September 30, 2022)	(71,350)	(34,572)
Items that will not be reclassified subsequently to net earnings, tax portion:
Net remeasurement losses on defined benefit plans, accumulated income tax recovery	25,173	12,095
Accumulated other comprehensive income	$ 158,975	$ 39,746